Acquisition and Deconsolidations of Subsidiaries (Details) - USD ($)	Jun. 30, 2025	Jun. 07, 2024	Dec. 20, 2023
CAE [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage			100.00%
Cash consideration			$ 3,244,145
CAE [Member] | Customer Relationships [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	2 years
CAE [Member] | Agreement [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	4 years
CAE [Member] | License [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	20 years
Shell Infotech [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage		100.00%
Cash consideration		$ 887,836
Shell Infotech [Member] | Customer Relationships [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	10 years
Shell Infotech Malaysia [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage		100.00%
Cash consideration		$ 29,595